Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Property, Plant and Equipment

7.   PROPERTY, PLANT AND EQUIPMENT

	Dec. 31, 2025			Dec. 31, 2024
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	249	(38)	211	249	(36)	213
Reservoirs, dams and watercourses	3,420	(2,587)	833	3,339	(2,520)	819
Buildings, works and improvements	1,140	(900)	240	1,095	(883)	212
Machinery and equipment	4,023	(2,271)	1,752	2,951	(2,143)	808
Vehicles	16	(13)	3	20	(16)	4
Furniture and utensils	14	(11)	3	14	(11)	3
	8,862	(5,820)	3,042	7,668	(5,609)	2,059
In progress	1,149	-	1,149	1,656	-	1,656
Net property, plant and equipment	10,011	(5,820)	4,191	9,324	(5,609)	3,715

Changes in PP&E are as follows:

	Dec. 31, 2024	Additions	Business Combination	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2025
In service
Land (1)	213	-	-	-	(2)	-	211
Reservoirs, dams and watercourses	819	-	-	-	(68)	82	833
Buildings, works and improvements	212	-	4	-	(20)	44	240
Machinery and equipment	808	1	113	(14)	(95)	939	1,752
Vehicles	4	-	-	(1)	-	-	3
Furniture and utensils	3	-	-	-	-	-	3
	2,059	1	117	(15)	(185)	1,065	3,042
In progress	1,656	582	-	(24)	-	(1,065)	1,149
Net property, plant and equipment	3,715	583	117	(39)	(185)	-	4,191

(1)	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.

	Dec. 31, 2023	Additions	Business Combination	Classification as held for sale	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2024
In service
Land (1)	214	2	-	-	(1)	(3)	1	213
Reservoirs, dams and watercourses	853	-	-	(7)	(1)	(80)	54	819
Buildings, works and improvements	227	-	-	(1)	-	(17)	3	212
Machinery and equipment	748	1	87	(5)	-	(71)	48	808
Vehicles	4	-	-	-	-	(1)	1	4
Furniture and utensils	3	-	-	-	-	-	-	3
	2,049	3	87	(13)	(2)	(172)	107	2,059
In progress	1,207	581	-	(8)	(17)	-	(107)	1,656
Net property, plant and equipment	3,256	584	87	(21)	(19)	(172)	-	3,715

(1)	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.

	Dec. 31, 2022	Additions	Business Combination	Disposals - Assets classified as held for sale	Disposals	Depreciation	Transfers / capitalizations	Dec. 31, 2023
In service
Land (1)	217	-	-	(2)	-	(3)	2	214
Reservoirs, dams and watercourses	870	-	-	(22)	-	(79)	84	853
Buildings, works and improvements	233	-	-	(5)	-	(17)	16	227
Machinery and equipment	706	1	70	(29)	(1)	(69)	70	748
Vehicles	2	-	-	-	-	(2)	4	4
Furniture and utensils	3	-	-	-	-	-	-	3
	2,031	1	70	(58)	(1)	(170)	176	2,049
In progress	380	1,005	-	-	(2)	-	(176)	1,207
Net property, plant and equipment	2,411	1,006	70	(58)	(3)	(170)	-	3,256

(1)	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.

Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management and are as follows:

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings - Machine room	2	Vehicles	14.29
Buildings - Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings - Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

The Company has not identified any evidence of impairment of its Property, plant and equipment assets.

As established in the contract between CEMIG GT and the Union (Federative Republic of Brazil), at the end of the concession the assets will revert to the Union, which in turn will indemnify CEMIG GT for such assets as have not been depreciated, which will correspond to the remaining balance of the asset at the end of the concession.

The generation concession contract also provide that, at the end of the period of each concession, the concession-granting power shall determine the amount to be indemnified, except in the case of the concession contracts related to Lot D of Auction 12/2015, which are the subject of a Concession Grant Fee, as detailed in Explanatory Note 5.

For contracts under which CEMIG does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.

Management believes the amounts of indemnity of these assets will be higher than their historic cost depreciated over their respective useful lives.

Accounting policy

Property, plant and equipment are stated at the cost, including deemed cost, decommissioning costs and capitalized borrowing costs, less accumulated depreciation and impairment, if there is.

The relevant components of certain assets that are replaced over the economic useful life of the main asset are recognized separately and depreciated over the estimated period until their replacement. Periodic maintenance costs are recognized in the income statement as incurred.

Gains and losses resulting from the disposal of a property, plant and equipment, are measured as the difference between the net proceeds obtained from the sale and the asset’s book value and are recognized in the Statement of income when the asset is disposed of.

Estimations and judgments

Depreciation is calculated on the balance of property, plant and equipment in service and investments in consortia, by the straight-line method, using the rates that reflect the estimated useful life of the assets, for assets related to energy activities, limited in certain circumstances to the periods of the related concession contracts.

Impairment

Management assesses at the end of each reporting period, whether there have been events or changes in the economic, operational or technological circumstances of its assets or Cash Generating Units (CGUs) that may indicate deterioration or loss of their recoverable value. The Company considers the generation and transmission assets held by CEMIG GT to be two separate cash-generating units, and the distribution assets held by CEMIG D to be a single cash-generating unit. The other assets are analyzed individually.

If there are indications of impairment, the Company estimates the recoverable value of the asset or CGU and, if the net book value exceeds the recoverable value, the impairment loss is recognized by adjusting the net book value to the recoverable value. In this case, the recoverable amount of an asset or a certain cash-generating unit is defined as the higher of its value in use and its net selling price.